SUPPLEMENT DATED JULY 1, 2002
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
       (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND,
       FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND
                     AND FRANKLIN SMALL CAP GROWTH FUND II)
                             dated September 1, 2001

The prospectus is amended as follows:

I. As of January 1, 2002, the Franklin Aggressive Growth Fund, Franklin Large Cap Growth Fund and Franklin Small Cap Growth Fund II offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Franklin California Growth Fund offers four classes of shares: Class A, Class B, Class C and Class R. As of July 1, 2002, the Franklin Small-Mid Cap Growth Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The "Performance" section of the Franklin Aggressive Growth Fund on page 7 is replaced with the following:

[Insert graphic of a bull and a bear]  PERFORMANCE
                                       -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 2 calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
BEST QUARTER:
Q4 '99  75.03%

WORST QUARTER:
Q4 '00  -36.90%
[End callout]

[Insert bar graph]

-25.83%          -22.59
-------------------------
 00                01
        Year

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                                                    Since
                                                                   Inception
                                                   1 Year          (06/23/99)
------------------------------------------------------------------------------
Franklin Aggressive Growth Fund - Class A/2
Return Before Taxes                              -27.03%           11.83%
Return After Taxes on Distributions              -27.03%           11.42%
Return After Taxes on Distributions
 and Sale of Fund Shares                         -16.46%            9.48%
S&P 500 Index/3                                  -11.88%           -5.23%
Russell 3000 Growth Index/4                      -19.63%          -10.00%
(indices reflect no deductions
for fees, expenses, or taxes)
                                                                    Since
                                                                   Inception
                                                   1 Year          (06/23/99)
------------------------------------------------------------------------------
Franklin Aggressive Growth Fund - Class B/2      -26.20%           12.88%
S&P 500 Index/3                                  -11.88%           -5.23%
Russell 3000 Growth Index/4                      -19.63%          -10.00%

                                                                    Since
                                                                   Inception
                                                   1 Year          (06/23/99)
------------------------------------------------------------------------------
Franklin Aggressive Growth Fund - Class C/2       -24.65%           13.34%
S&P 500 Index/3                                   -11.88%           -5.23%
Russell 3000 Growth Index/4                       -19.63%          -10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

----------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was -4.59% for Class A.

2. Figures reflect sales charges.

All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000 Index companies
(the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes. The index includes reinvested dividends.
One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

III. The section "Franklin Aggressive Growth Fund - Fees and Expenses" on page 9 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)

                                    CLASS A   CLASS B    CLASS C   CLASS R/1
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
 price                               5.75%     4.00%      1.99%     1.00%
  Load imposed on purchases          5.75%     None       1.00%     None
  Maximum deferred sales charge
  (load)                             None/2    4.00%/3    0.99%/4   1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A   CLASS B    CLASS C   CLASS R/1
------------------------------------------------------------------------------
Management fees/5                    0.50%     0.50%      0.50%     0.50%
Distribution and service
 (12b-1) fees                        0.35%     1.00%      0.99%     0.50%
Other expenses                       0.53%     0.53%      0.53%     0.53%
                               -----------------------------------------------
Total annual Fund operating          1.38%     2.03%      2.02%     1.53%
 expenses/5                    -----------------------------------------------
Management fee reduction/5          (0.03%)   (0.03%)    (0.03%)   (0.03%)
                               -----------------------------------------------
Net annual Fund operating            1.35%     2.00%      1.99%     1.50%
 expenses/5                    ===============================================

----------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.47% and net annual Fund operating expenses were 1.25% for Class A, 1.90% for Class B, 1.89% for Class C and 1.40% for
Class R. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

EXAMPLE
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                          $705/1    $978       $1,272       $2,105
CLASS B                          $603      $927       $1,278       $2,160/2
CLASS C                          $399      $718       $1,162       $2,394
CLASS R                          $253      $474         $818       $1,791
If you do not sell your shares:
CLASS B                          $203      $627       $1,078       $2,160/2
CLASS C                          $300      $718       $1,162       $2,394
CLASS R                          $153      $474         $818       $1,791


1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


IV. The following unaudited information is added to the section "FINANCIAL HIGHLIGHTS" for the Franklin Aggressive Growth Fund, on page 12:

                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS A                                            (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                  15.30
                                               --------------------------------
 Net investment loss/1                                 (.07)
 Net realized and unrealized gains (losses)           (3.56)
                                               --------------------------------
Total from investment operations                      (3.63)
                                               --------------------------------
Net asset value, end of period                        11.67
                                               --------------------------------
Total return (%)/2                                   (23.79)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 95,584
Ratios to average net assets: (%)
 Expenses                                              1.40/3
 Expenses excluding waiver and payments
  by affiliate                                         1.53/3
 Net investment loss                                   (.97)/3
Portfolio turnover rate (%)                           48.84

                                                  SIX MONTHS ENDED
                                                  OCTOBER 31, 2001
CLASS B                                            (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                  15.17
                                               --------------------------------
 Net investment loss/1                                 (.11)
 Net realized and unrealized gains (losses)           (3.53)
                                               --------------------------------
Total from investment operations                      (3.64)
                                               --------------------------------
Net asset value, end of period                        11.53
                                               ================================
Total return (%)/2                                   (23.99)
RATIONS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 20,145
Ratios to average net assets: (%)
 Expenses                                              2.07/3
 Expenses excluding waiver and payments
  by affiliate                                         2.20/3
 Net investment income loss                           (1.64)/3
Portfolio turnover rate (%)                           48.84

                                                  SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS C                                            (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                  15.14
                                               --------------------------------
 Net investment loss/1                                 (.11)
 Net realized and unrealized gains (losses)           (3.52)
                                               --------------------------------
Total from investment operations                      (3.63)
                                               --------------------------------
 Net asset value, end of period                       11.51
                                               ================================
Total return (%)/2                                   (23.98)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 40,262
Ratios to average net assets: (%)
 Expenses                                              2.07/3
 Expenses excluding waiver and payments
  by affiliate                                         2.20/3
 Net investment loss                                  (1.63)/3
Portfolio turnover rate (%)                           48.84

----------
1. Based on average shares outstanding.
2. Total return does not reflect sales commissions and is not annualized for periods less than one year.
3. Annualized.
----------

V. The "Performance" section of the Franklin California Growth Fund on page 19 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

5.50%  17.57%  16.53%   47.63%   30.43%  15.71%  10.72%  95.17%  -7.04% -23.23%
-------------------------------------------------------------------------------
 92      93      94      95       96      97      98      99       00      01
                                    Year
[Begin callout]
Best Quarter:
Q4 '99  56.36%

Worst Quarter:
Q1 '01  -25.99%
[End callout]


 AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                              1 YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------------------
Franklin California Growth Fund - Class A/2
Return Before Taxes                          -27.64%      10.95%        16.69%
Return After Taxes on Distributions          -27.64%       9.99%        14.83%
Return After Taxes on Distributions and
 Sale of Fund Shares                         -16.93%       8.69%        13.41%
S&P 500 Index3/                                5.13%       5.98%         6.63%
Franklin California 250 Index/4              -23.31%      11.26%        15.06%
(indices reflect no deductions for fees,
expenses, or taxes)
                                                                       SINCE
                                                                     INCEPTION
                                                         1 YEAR      (1/1/99)
------------------------------------------------------------------------------
Franklin California Growth Fund - Class B/2              -26.83%        10.00%
S&P 500 Index/3                                            5.13%        -1.02%
Franklin California 250 Index/4                          -23.31%         4.33%

                                                                       SINCE
                                                                     INCEPTION
                                              1 YEAR     5 YEARS     (9/3/96)
------------------------------------------------------------------------------
Franklin California Growth Fund - Class C/2  -25.35%      11.22%        13.55%
S&P 500 Index/3                                5.13%       5.98%        12.81%
Franklin California 250 Index/4              -23.31%      11.26%        13.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

----------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 1.35% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. The unmanaged Franklin California 250 Growth Index consists of the 250 largest California based companies on an equal weighted basis chosen to approximate the business segment weightings of the California economy. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

VI. The section "FRANKLIN CALIFORNIA GROWTH FUND-FEES AND EXPENSES" on page 21 is replaced with the following:

[Insert graphic of percentage sign]  FEES AND EXPENSES
                                     -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A   CLASS B    CLASS C   CLASS R/1
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
 price                               5.75%     4.00%      1.99%     1.00%
  Load imposed on purchases          5.75%     None       1.00%     None
  Maximum deferred sales charge
  (load)                             None/2    4.00%/3    0.99%/4   1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                     CLASS A   CLASS B    CLASS C   CLASS R/1
------------------------------------------------------------------------------
Management fees/5                    0.46%     0.46%      0.46%     0.46%
Distribution and service
 (12b-1) fees                        0.25%     1.00%      1.00%     0.50%
Other expenses                       0.19%     0.19%      0.19%     0.19%
                                  --------------------------------------------
Total annual Fund operating          0.90%     1.65%      1.65%     1.15%
 expenses/5                       --------------------------------------------
Management fee reduction/5          (0.02%)   (0.02%)    (0.02%)   (0.02%)
                                  --------------------------------------------
Net annual Fund operating            0.88%     1.63%      1.63%     1.13%
 expenses/5                       ============================================

----------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                          $660/1     $840       $1,035       $1,597
CLASS B                          $566       $814       $1,087       $1,732/2
CLASS C                          $363       $609         $978       $2,013
CLASS R                          $215       $359         $622       $1,375
If you do not sell your shares:
CLASS B                          $166       $514         $887       $1,732/2
CLASS C                          $264       $609         $978       $2,013
CLASS R                          $115       $359         $622       $1,375

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


VII. The following unaudited information is added to the section "Financial Highlights" for Franklin California Growth Fund, on page 24:

                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS A                                            (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                 34.05
                                               --------------------------------
 Net investment income (loss)/1                       (.03)
 Net realized and unrealized gains (losses)          (5.53)
                                               --------------------------------
Total from investment operations                     (5.56)
                                               --------------------------------
Net asset value, end of period                       28.49
                                               ================================
Total return (%)/2                                  (16.33)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)             1,324,640
Ratios to average net assets: (%)
 Expenses                                             1.01/3
 Net investment income (loss)                         (.18)/3
Portfolio turnover rate (%)                          29.69


                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS B                                            (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                 33.43
                                               --------------------------------
 Net investment loss/1                                (.14)
 Net realized and unrealized gains (losses)          (5.43)
                                               --------------------------------
Total from investment operations                     (5.57)
                                               --------------------------------
Net asset value, end of period                       27.86
                                               ================================
Total return (%)/2                                  (16.69)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               103,160
Ratios to average net assets: (%)
 Expenses                                             1.76/3
 Net investment loss                                  (.94)/3
Portfolio turnover rate (%)                          29.69


                                                  SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS C                                            (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                 33.50
                                               --------------------------------
 Net investment income (loss)/1                       (.14)
 Net realized and unrealized gains (losses)          (5.44)
                                               --------------------------------
Total from investment operations                     (5.58)
                                               --------------------------------
Net asset value, end of period                       27.92
                                               ================================
Total return (%)/2                                  (16.69)
RATIONS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)               285,079
Ratios to average net assets: (%)
 Expenses                                             1.76/3
 Net investment income (loss)                         (.94)/3
Portfolio turnover rate (%)                          29.69


1. Based on average shares outstanding effective year ended April 30, 2000.
2. Total return does not reflect sales commissions and is not annualized for periods less than one year.
3. Annualized.


VIII. The "PERFORMANCE" section of the Large Cap Growth Fund on page 31 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 2 calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-3.36%     -26.93
-----------------
  00         01
     YEAR

[Begin callout]
Best Quarter:
Q4 '99  35.95%

Worst Quarter:
Q3 '01 -22.64%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                                                     SINCE
                                                                   INCEPTION
                                                   1 YEAR          (06/07/99)
------------------------------------------------------------------------------
Franklin Large Cap Growth Fund - Class A/2
Return Before Taxes                                -31.14%          -2.86%
Return After Taxes on Distributions                -31.14%          -2.90%
Return After Taxes on Distributions and
 Sale of Fund Shares                               -18.96%          -2.29%
S&P 500 Index/3                                    -11.88%          -9.03%
Russell 1000 Growth Index/4                        -20.42%          -4.07%
(indices reflect no deductions for fees,
expenses, or taxes)
                                                                     SINCE
                                                                    INCEPTION
                                                   1 YEAR           (06/07/99)
------------------------------------------------------------------------------
Franklin Large Cap Growth Fund - Class B/2         -30.33%          -2.44%
S&P 500 Index/3                                    -11.88%          -9.03%
Russell 1000 Growth Index/4                        -20.42%          -4.07%

                                                                     SINCE
                                                                    INCEPTION
                                                   1 YEAR          (06/07/99)
------------------------------------------------------------------------------
Franklin Large Cap Growth Fund - Class C/2         -28.90%          -1.67%
S&P 500 Index/3                                    -11.88%          -9.03%
Russell 1000 Growth Index/4                        -20.42%          -4.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

----------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was -2.34% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries.
It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The Russell 1000(R)Growth Index is an unmanaged group of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


IX. The section "Franklin Large Cap Growth Fund - Fees and Expenses" on page 33 is replaced with the following:

[Insert graphic of percentage sign]  FEES AND EXPENSES
                                     -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                    CLASS A   CLASS B    CLASS C   CLASS R/1
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
 price                               5.75%     4.00%      1.99%     1.00%
  Load imposed on purchases          5.75%     None       1.00%     None
  Maximum deferred sales charge
  (load)                             None/2    4.00%/3    0.99%/4   1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS) (expenses deducted from Fund assets)

                                    CLASS A   CLASS B    CLASS C   CLASS R/1
------------------------------------------------------------------------------
Management fees/5                    0.50%     0.50%      0.50%     0.50%
Distribution and service
 (12b-1) fees                        0.35%     0.99%      0.99%     0.50%
Other expenses                       0.45%     0.45%      0.45%     0.45%
                               -----------------------------------------------
Total annual Fund operating          1.30%     1.94%      1.94%     1.45%
  expenses/5                   -----------------------------------------------
Management fee reduction/5          (0.03%)   (0.03%)    (0.03%)   (0.03%)
Net annual Fund operating            1.27%     1.91%      1.91%     1.42%
  expenses/5                  ================================================


1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.47% and net annual Fund operating expenses were 1.25% for Class A, 1.89% for Class B, 1.89% for Class C and 1.40% for
Class R. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

EXAMPLE
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                      $697/1     $955       $1,232      $2,021
CLASS B                      $594       $900       $1,232      $2,066/2
CLASS C                      $391       $694       $1,121      $2,310
CLASS R                      $245       $449         $776      $1,702
If you do not sell your shares:
CLASS B                      $194       $600       $1,032      $2,066/2
CLASS C                      $292       $694       $1,121      $2,310
CLASS R                      $145       $449         $776      $1,702

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


X. The following unaudited information is added to the section "Financial Highlights" for the Large Cap Growth Fund, on page 37:


                                           SIX MONTHS ENDED
                                           OCTOBER 31, 2001
Class A                                      (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATE ($)
Net asset value, beginning of period            11.53
                                          -------------------------------------
 Net investment income (loss)/1                   .02
 Net realized and unrealized gains (losses)     (2.78)
                                          -------------------------------------
Total from investment operations                (2.76)
                                          -------------------------------------
Net asset value, end of period                   8.77
                                          =====================================
Total return (%)/2                             (23.94)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)           48,820
Ratios to average net assets: (%)
 Expenses                                        1.36/3
 Expenses excluding waiver and
  payments by affiliate                          1.39/3
 Net investment income (loss)                     .46/3
Portfolio turnover rate (%)                     72.68

                                           SIX MONTHS ENDED
                                           OCTOBER 31, 2001
Class B                                      (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATE ($)
Net asset value, beginning of period            11.39
                                          -------------------------------------
 Net investment loss/1                           (.01)
 Net realized and unrealized gains (losses)     (2.74)
                                          -------------------------------------
Total from investment operations                (2.75)
Net asset value, end of period                   8.64
                                          =====================================
Total return (%)/2                             (24.14)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)            6,314
Ratios to average net assets: (%)
 Expenses                                        2.01/3
 Expenses excluding waiver and
 payments by affiliate                           2.04/3
 Net investment loss                             (.20)/3
Portfolio turnover rate (%)                     72.68


                                            SIX MONTHS ENDED
                                           OCTOBER 31, 2001
Class C                                      (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATE ($)
Net asset value, beginning of period            11.40
                                          -------------------------------------
 Net investment loss/1                           (.01)
 Net realized and unrealized gains (losses)     (2.74)
                                          -------------------------------------
Total from investment operations                (2.75)
                                          -------------------------------------
Net asset value, end of period                   8.65
                                          =====================================
Total return (%)/2                             (24.12)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)           40,255
Ratios to average net assets: (%)
 Expenses                                        2.01/3
 Expenses excluding waiver and
  payments by affiliate                          2.04/3
 Net investment loss                             (.21)/3
Portfolio turnover rate (%)                     72.68

1. Based on average shares outstanding.
2. Total return does not reflect sales commissions and is not annualized for periods less than one year.
3. Annualized.


XI. The second paragraph under "Main Investment Strategies" in the "Franklin Small-mid Cap Growth Fund" section on page 38, is replaced with the following:

For this Fund, mid cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

XII. The callout sentence next to the fifth paragraph under "Franklin Small-mid Cap Growth Fund - Main Investment Strategies" on page 38 is replaced with the following:

The Fund invests 80% of its net assets in common stocks of mid and small cap companies.

XIII. The "Performance" section of the Franklin Small-Mid Cap Growth Fund on page 43 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 9 calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1


[insert bar chart]

21.77%   9.22%   42.20%   27.07%   15.78%   -0.02%   97.08%   -9.80%     -20.53
-------------------------------------------------------------------------------
  93      94       95       96       97       98       99       00       01
                                    YEAR

[Begin callout]
Best Quarter:
Q4 '99  59.78%

Worst Quarter:
Q3 '01  -25.14%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                                    SINCE
                                                                  INCEPTION
                                         1 YEAR      5 YEARS      (2/14/92)
------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund
 - Class A/2
Return Before Taxes                     -25.10%      9.04%        15.40%
Return After Taxes on Distributions     -25.18%      8.45%        13.98%
Return After Taxes on Distributions
and Sale of Fund Shares                 -15.28%      7.18%        12.48%
S&P 500 Index/3                         -11.88%     10.70%        13.23%
Russell 2500 Growth Index/4             -10.83%      6.60%         9.11%
(indices reflect no deductions for
fees, expenses, or taxes)

                                                                    SINCE
                                                                  INCEPTION
                                         1 YEAR      5 YEARS      (2/14/92)
------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund
- Class C/2                             -22.70%      9.30%        11.70%
S&P 500 Index/3                         -11.88%     10.70%        13.23%
Russell 2500 Growth Index/4             -10.83%      6.60%         9.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was -2.76% for Class A.

2. Figures reflect sales charges.

All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The Russell 2500 Growth Index is an unmanaged group of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

XIV. The section "Franklin Small-mid Cap Growth Fund - Fees and Expenses" on page 45 is replaced with the following:

[Insert graphic of percentage sign]  FEES AND EXPENSES
                                     -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FORM YOUR INVESTMENT)

                                 CLASS A     CLASS B/1     CLASS C    CLASS R/1
------------------------------------------------------------------------------
Maximum sales charge (load) as a
 percentage of offering price      5.75%       4.00%         1.99%     1.00%
  Load imposed on purchases        5.75%       None          1.00%     None
  Maximum deferred sales charge
  (load)                           None/2      4.00%/3       0.99%/4   1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                CLASS A     CLASS B/1     CLASS C    CLASS R/1
------------------------------------------------------------------------------
Management fees                    0.45%       0.45%         0.45%     0.45%
Distribution and service
 (12b-1) fees                      0.25%       1.00%         1.00%     0.50%
Other expenses                     0.16%       0.16%         0.16%     0.16%
                               -----------------------------------------------
Total annual Fund operating        0.86%       1.61%         1.61%     1.11%
 expenses                      -----------------------------------------------

----------
1. The Fund began offering Class B shares on July 1, 2002, and Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's and Class R's Rule 12b-1 plans.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.


EXAMPLE
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                            $658/1    $834        $1,024       $1,575
CLASS B                            $564      $808        $1,076       $1,710/2
CLASS C                            $361      $603          $967       $1,992
CLASS R                            $213      $353          $612       $1,352
If you do not sell your shares:
CLASS B                            $164      $508          $876       $1,710/2
CLASS C                            $262      $603          $967       $1,992
CLASS R                            $113      $353          $612       $1,352

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion from Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


XV. The following unaudited information is added to the "Financial Highlights" section of the Franklin Small-Mid Cap Growth Fund, on page 47:

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 2001
CLASS A                                           (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                34.15
                                             ----------------------------------
 Net investment income/1                              .01
 Net realized and unrealized gains (losses)         (6.95)
                                             ----------------------------------
Total from investment operations                    (6.94)
                                             ----------------------------------
Net asset value, end of period                      27.21
                                             ==================================
Total return (%)/2                                 (20.32)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)            7,381,865
Ratios to average net assets: (%)
 Expenses                                             .89/3
 Net investment income                                .09/3
Portfolio turnover rate (%)                         21.10

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 2001
CLASS C                                           (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                33.41
                                             ----------------------------------
 Net investment loss/1                               (.10)
 Net realized and unrealized gains (losses)         (6.78)
                                             ----------------------------------
Total from investment operations                    (6.88)
                                             ----------------------------------
Net asset value, end of period                      26.53
                                             ==================================
Total return (%)/2                                 (20.59)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              937,425
Ratios to average net assets: (%)
 Expenses                                            1.64/3
 Net investment loss                                 (.66)/3
Portfolio turnover rate (%)                         21.10


1. Based on average shares outstanding effective year ended April 30, 2000.

2. Total return does not reflect sales commissions, and is not annualized for periods less than one year.

3. Annualized.


XVI. The following paragraph is added to the "Franklin Small Cap Growth Fund Ii
- Goal and Strategies" section on page 49:

The Fund is closed to new investors, except for broker-dealer sponsored wrap account programs and retirement plan accounts. The Fund reserves the right to modify this policy at any time. If you were a shareholder of record as of the close of market on October 4, 2001, you may continue to add to your account subject to applicable minimum investment amount, or buy additional shares through reinvestment of dividends or capital gains distributions. Effective July 9, 2002 the Fund will be closed to all new investors. If you are a shareholder of record at that time, you will be able to continue to add to your existing account through new purchases, including purchases through reinvestment of dividends or capital gains distributions, and exchanges. In addition, existing retirement plans and wrap programs with an existing account with full investment discretion may be able to add new participants. Please also keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional Fund shares or to reopen your account. The Fund reserves the right to modify this policy at any time.

XVII. The first and second paragraphs under "Franklin Small Cap Growth Fund II - Main Investment Strategies" on page 49 are replaced with the following:

Under normal market conditions the Fund invests at least 80% of its net assets in the equity securities of small capitalization (small cap companies). Shareholders will be given 60 days' advance notice of any changes to this policy.

For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. The Fund follows a practice of selectively selling investment positions so as to maintain a median market cap value for its portfolio of approximately $1.5 billion or lower.

XVIII. The "Performance" section of the Franklin Small Cap Growth Fund II on page 54 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This information gives some indication of the risks of investing in the Fund by comparing the Fund's performance with two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

        -3.33
--------------------
         01
        YEAR

[Begin callout]
Best Quarter:
Q4 '01  26.86%

Worst Quarter:
Q3 '01  -25.98%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                                                 SINCE
                                                               INCEPTION
                                                   1 YEAR       (5/1/00)
------------------------------------------------------------------------------
Franklin Small Cap Growth Fund - Class A/2
Return Before Taxes                                -8.86%       -4.24%
Return After Taxes on Distributions                -8.86%       -4.24%
Return After Taxes on Distributions
 and Sale of Fund Shares                           -5.40%       -3.38%
S&P 500 Index/3                                   -11.88%      -12.04%
Russell 2000 Growth Index/4                        -1.23%      -18.12%
(indices reflect no deductions for fees,
expenses, or taxes)
                                                                 SINCE
                                                               INCEPTION
                                                   1 YEAR       (5/1/00)
------------------------------------------------------------------------------
Franklin Small Cap Growth Fund - Class B/2         -7.87%       -3.83%
S&P 500 Index/3                                   -11.88%      -12.04%
Russell 2000 Growth Index/4                        -1.23%      -18.12%

                                                                 SINCE
                                                               INCEPTION
                                                   1 YEAR       (05/1/00)
------------------------------------------------------------------------------
Franklin Small Cap Growth Fund - Class C/2         -5.91%       -1.97%
S&P 500 Index/3                                   -11.88%      -12.04%
Russell 2000 Growth Index/4                        -1.23%      -18.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

----------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 2.23% for Class A.

2. Figures reflect sales charges.

All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The Russell 2000(R)Growth Index is an unmanaged group of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

XIX. The section "Franklin Small Cap Growth Fund II - Fees and Expenses" on page 54 is replaced with the following:

[Insert graphic of percentage sign]  FEES AND EXPENSES
                                     -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Class A   Class B    Class C     Class R/1
------------------------------------------------------------------------------
Maximum sales charge (load) as
a percentage of offering price        5.75%      4.00%     1.99%       1.00%
  Load imposed on purchases           5.75%      None      1.00%       None
  Maximum deferred sales charge
  (load)                              None/2     4.00%/3   0.99%/4     1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTEDFROM FUND ASSETS) (expenses deducted from Fund assets)


                                     Class A   Class B    Class C     Class R/1
------------------------------------------------------------------------------
Management fees/5                     0.54%      0.54%     0.54%       0.54%
Distribution and service
 (12b-1) fees                         0.35%      1.00%     1.00%       0.50%
Other expenses                        0.48%      0.48%     0.48%       0.48%

Total annual Fund operating           1.37%      2.02%     2.02%       1.52%
 expenses/5                       ---------------------------------------------
Management fee reduction/5           (0.05%)    (0.05%)   (0.05%)     (0.05%)
                                  ---------------------------------------------
Net annual Fund operating             1.32%      1.97%     1.97%       1.47%
 expenses/5                       ---------------------------------------------

----------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.


EXAMPLE
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS     10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                      $702/1    $969       $1,257       $2,074
Class B                      $600      $918       $1,262       $2,128/2
Class C                      $397      $712       $1,152       $2,373
Class R                      $250      $465         $803       $1,757
If you do not sell your shares:
Class B                      $200      $618       $1,062        2,128/2
Class C                      $298      $712       $1,152        $2,373
Class R                      $150      $465         $803        $1,757


1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


XX. The following uanudited information is added to the section "Financial Highlights" for Franklin Small Cap Growth Fund II, on page 57:

                                         Six Months Ended
                                         October 31, 2001
Class A                                    (unaudited)
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period         10.27
                                         --------------------------------------
 Net investment loss/1                        (.03)
 Net realized and unrealized gains (losses)  (1.65)
                                         --------------------------------------
Total from investment operations             (1.68)
                                         --------------------------------------
Net asset value, end of period                8.59
                                         ======================================
Total return (%)/2                          (16.36)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)       724,981
Ratios to average net assets: (%)
 Expenses                                     1.27/3
 Net investment loss                          (.56)/3
Portfolio turnover rate (%)                   20.86


                                         Six Months Ended
                                         October 31, 2001
Class B                                    (unaudited)
-------------------------------------------------------------------------------
PER SHARE DATA($)
Net asset value, beginning of period         10.20
                                         --------------------------------------
 Net investment loss/1                        (.06)
 Net realized and unrealized gains (losses)  (1.63)
                                         --------------------------------------
Total from investment operations             (1.69)
                                         --------------------------------------
Net asset value, end of period                8.51
                                         ======================================
Total return (%)/2                          (16.57)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)       114,977
Ratios to average net assets: (%)
 Expenses                                     1.92/3
 Net investment loss                         (1.20)/3
Portfolio turnover rate (%)                  20.86


                                        Six Months Ended
                                         October 31, 2001
Class C                                    (unaudited)
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period         10.21
                                         --------------------------------------
Net investment loss/1                         (.06)
Net realized and unrealized gains (losses)   (1.63)
                                         --------------------------------------
Total from investment operations             (1.69)
                                         --------------------------------------
Net asset value, end of period                8.52
                                         ======================================
Total return (%)/2                          (16.55)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)       188,471
Ratios to average net assets: (%)
 Expenses                                     1.92/3
 Net investment loss                         (1.20)/3
Portfolio turnover rate (%)                  20.86


1. Based on average shares outstanding.
2. Total return does not rflect sales commissions, and is not annualized for periods less than one year.
3. Annualized.


XXI. The first paragraph under the section "Choosing a Share Class" on page 61 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

Class A               Class B               Class C              Class R
-------------------------------------------------------------------------------
o Initial sales       o No initial sales    o Initial sales      o No initial
  charge of 5.75%       charge                charge of 1%         sales charge
  or less

o Deferred sales      o Deferred sales      o charge of 1%       o Except for
  charge of 1%          charge of 4%          on shares you        ValuSelect
  on purchases          on shares you         sell within          plans and
  of $1 million         sell within           18 months            plans for
  or more sold          the first year,                            which
  within 18             declining to                               Franklin
  months.               1% within                                  Templeton
                        six years and                              Investments
                        eliminated                                 provides
                        after that                                 record
                                                                   keeping,
                                                                   deferred
                                                                   sales
                                                                   charge
                                                                   of 1% on
                                                                   shares you
                                                                   sell within
                                                                   18 months
                                                                   (charged at
                                                                   plan level
                                                                   based on
                                                                   initial
                                                                   investment
                                                                   for Qualified
                                                                   plans).

o Lower annual        o Higher annual       o Higher annual      o Higher annual
  expenses              expenses than         expenses than        expenses
  than Class B,         Class A               Class A (same        than Class A
  C or R due            (same as              as Class B)          due to
  to lower              Class C)              due to higher        higher
  distribution          due to higher         distribution         distribution
  fees                  distribution          fees. No             fees (lower
                        fees.                 conversion to        than Class B
                        Automatic             Class A              and Class C).
                        conversion            shares, so           No conversion
                        to Class A            annual               to Class A
                        shares after          expenses             shares, so
                        eight years,          do not               annual
                        reducing              decrease.            expenses
                        future annual                              do not
                        expenses.                                  decrease.


XXII. Under the section "INvestments of $1 Million or More" on page 61, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more is extended to 18 months.

XXIII. The paragraph heading on page 62 "Sales Charges - Class B - Aggressive Growth Fund, California Fund, Large Cap Fund and Small Cap Fund II" is replaced with the following:

SALES CHARGE - CLASS B - AGGRESSIVE GROWTH FUND, CALIFORNIA FUND, LARGE CAP FUND, SMALL MID-CAP FUND AND SMALL CAP FUND II

XXIV. The section "Retirement Plans" on page 62 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

XXV. The section "Distribution and Service (12b-1) Fees" on page 62 is replaced with the following:

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows Aggressive Growth Fund, California Fund, Large Cap Fund, Small-Mid Cap Fund and Small Cap Fund II to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XXVI. The following is added under the section "Choosing a Share Class" beginning on page 61:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million;

o ValuSelect plans and other retirement plans where Franklin
Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million; and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower.
There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 63 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XXVII. The paragraph heading on page 63 "CONTINGENT DEFERRED SALES CHARGE (CDSC)
- CLASS A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

XXVIII. The second paragraph under "REINSTATEMENT PRIVILEGE" on page 64 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XXIX. The table under "Buying Shares - Minimum Investments" on Page 66 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing]  BUYING SHARES
                      -------------


       MINIMUM INVESTMENTS               INITIAL           ADDITIONAL
------------------------------------------------------------------------------
       Regular accounts                  $1,000              $50
------------------------------------------------------------------------------
       Automatic investment plans        $50 ($25 for an     $50 ($25 for an
                                         Education IRA)      Education IRA)
-------------------------------------------------------------------------------
       UGMA/UTMA accounts                $100                $50
------------------------------------------------------------------------------
       Retirement accounts including
       Qualified plans (other than
       IRAs, IRA rollovers,
       Education IRAs or Roth IRAs)      no minimum          no minimum
------------------------------------------------------------------------------
       IRAs, IRA rollovers,
       Education IRAs or Roth IRAs       $250                $50
------------------------------------------------------------------------------
       Broker-dealer sponsored wrap
       account programs                  $250                $50
------------------------------------------------------------------------------
       Full-time employees,
       officers, trustees and
       directors of Franklin Templeton
       entities, and their immediate
       family members                    $100                $50
------------------------------------------------------------------------------

XXX. The footnote under the section "Distribution Options" on page 69 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XXXI. The following paragraph is added under the section "Exchange Privilege" beginning on page 71:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XXXII. The section "DEALER COMPENSATION" on page 78 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                 CLASS A     CLASS B     CLASS C     CLASS R
------------------------------------------------------------------------------
Commission (%)                     --         4.00       2.00/4       1.00/6
Investment under $50,000          5.00         --         --           --
$50,000 but under $100,000        3.75         --         --           --
$100,000 but under $250,000       2.80         --         --           --
$250,000 but under $500,000       2.00         --         --           --
$500,000 but under $1 million     1.60         --         --           --
$1 million or more          up to 1.00/1       --         --           --
12b-1 FEE TO DEALER               0.25/1/,2   0.25/3     1.00/5       0.35/6

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

----------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.

2. The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.

3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

4. Commission includes advance of the first year's 0.25% 12b-1 service fee.

5. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.

6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.

                Please keep this supplement for future reference.



o FSS1 SA-2

                          SUPPLEMENT DATED JULY 1, 2002
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                            FRANKLIN STRATEGIC SERIES
       (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND AND
                       FRANKLIN SMALL CAP GROWTH FUND II)
                             DATED SEPTEMBER 1, 2001

The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Franklin Aggressive Growth Fund, Franklin Large Cap Growth Fund and Franklin Small Cap Growth Fund II offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Franklin California Growth Fund offers four classes of shares: Class A, Class B, Class C and Class R. As of July 1, 2002 Franklin Small-Mid Cap Growth Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The following is added at the end of the second paragraph on page 1:

 The unaudited financial statements in the Funds' Semiannual Report to Shareholders, for the six-months period ended October 31, 2002, are also incorporated by reference.

III. The "Officers and Trustees" section on page 17 is replaced with the following:

 OFFICERS AND TRUSTEES
------------------------------------------------------------------------------
 Franklin Strategic Series (the Trust) has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

 The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
--------------------------

                                                               NUMBER OF
                                                               PORTFOLIOS IN
                                                               FUND COMPLEX
                                               LENGTH OF       OVERSEEN BY
     NAME, AGE AND ADDRESS       POSITION      TIME SERVED     BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)        Trustee       Since 1991         105             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode
Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
-----------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (70)            Trustee       Since 1991         133            Director, RBC Holdings,
One Franklin Parkway                                                             Inc. (bank holding company)
San Mateo, CA 94403-1906                                                         and Bar-S Foods (meat
                                                                                 packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board,
General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (69)         Trustee       Since 1991         134            None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (50)            Trustee      Since 1998          82             Director, Amerada Hess
One Franklin Parkway                                                             Corporation (exploration and
San Mateo, CA 94403-1906                                                         refining of oil and gas);
                                                                                 Hercules Incorporated (chemicals,
                                                                                 fibers and resins); Beverly
                                                                                 Enterprises, Inc.
                                                                                 (health care); H.J. Heinz Company
                                                                                 (processed foods and allied
                                                                                 products); RTI International
                                                                                 Metals, Inc. (manufacture and
                                                                                 distribution of titanium); Digex
                                                                                 Incorporated (web hosting
                                                                                 provider); and Canadian
                                                                                 National Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor
to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury
Department (1988-1989).
--------------------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (73)           Trustee      Since 1991          105            Director, The California
One Franklin Parkway                                                             Center for Land
San Mateo, CA 94403-1906                                                         Recycling (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Las L.P. (Asset Management); and FORMERLY,
Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (74)           Trustee      Since 1992         133             Director,White Mountains
One Franklin Parkway                                                             Insurance  Group, Ltd.
San Mateo, CA 94403-1906                                                         (holding company);
                                                                                 Martek Biosciences
                                                                                 Corporation; WorldCom, Inc.
                                                                                 (communications services);
                                                                                 MedImmune, Inc.
                                                                                 (biotechnology); Overstock.com
                                                                                 (Internet services); and
                                                                                  Spacehab, Inc. (aerospace
                                                                                  services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992);
and President, National Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS
--------------------------------------

                                                               NUMBER OF
                                                               PORTFOLIOS IN
                                                               FUND COMPLEX
                                               LENGTH OF       OVERSEEN BY
     NAME, AGE AND ADDRESS       POSITION      TIME SERVED     BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------

**HARMON E. BURNS (57)           Trustee and   Trustee since        33            None
One Franklin Parkway             Vice          1993 and Vice
San Mateo, CA 94403-1906         President     President
                                               since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President
and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.;
Director, Franklin Investment Advisory Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)       Chairman       Chairman of         133            None
One Franklin Parkway            of the         the Board
San Mateo, CA 94403-1906        Board and      since 1991
                                Trustee        and
                                               Trustee
                                               since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director,
Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director,
Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments
---------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON (61)        President      President          117            None
One Franklin Parkway            and            since 1991
San Mateo, CA 94403-1906        Trustee        and Trustee
                                               since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and
Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory
Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in
Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)         Vice           Since 1995         Not            None
One Franklin Parkway            President                         Applicable
San Mateo, CA 94403-1906        and Chief
                                Financial
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer,
Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual
Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton
Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)              Vice           Since 2000          Not           None
One Franklin Parkway            President                          Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and
Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust(until 2000).
---------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (54)          Vice            Since 2000          Not            None
One Franklin Parkway           President                           Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President,
Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------

EDWARD B. JAMIESON (53)       Vice            Since 2000           Applicable         None
One Franklin Parkway          President
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin Resources, Inc.; and officer and trustee of five of the investment companies in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------

CHARLES E. JOHNSON (46)       Vice            Since 1991           Not           None
One Franklin Parkway          President                            Applicable
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice
President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide,
Inc. and Franklin Advisers, Inc.; Chairman of the Board, President and Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director of some of the other subsidiaries of
Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)        Vice            Since May            Not           Director, FTI Banque,
600 5th Avenue                President       2002                 Applicable    Arch Chemicals,
Rockefeller Center            - AML                                              Inc. and
New York, NY  10048-0772      Compliance                                         Lingnan Foundation

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and
officer of 40 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------

EDWARD V MCVEY (64)           Vice            Since 1991           Not           None
One Franklin Parkway          President                            Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President,
Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------

CHRISTOPHER J. MOLUMPHY (40)   Vice           Since 2000           Not           None
One Franklin Parkway           President                           Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (38)     Treasurer and   Since 2000           Not           None
One Franklin Parkway          Principal                            Applicable
San Mateo, CA  94403-1906     Accounting
                              Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Senior Vice President, Franklin
Templeton Services, LLC; and officer of 34 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)        Vice            Since 2000           Not           None
One Franklin Parkway          President                            Applicable
San Mateo, CA  94403-1906     and Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing
Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director,
Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The Trust pays noninterested board members $2,025 for each of the Trust's eight regularly scheduled meetings plus $1,350 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                    TOTAL FEES       NUMBER OF
                                     RECEIVED        BOARDS IN
                       TOTAL FEES      FROM          FRANKLIN
                        RECEIVED     FRANKLIN        TEMPLETON
                        FROM THE     TEMPLETON     INVESTMENTS ON
                        TRUST/1    INVESTMENTS/2     WHICH EACH
       NAME               ($)           ($)            SERVES
-----------------------------------------------------------------
Frank H. Abbott          18,373       163,675           28
Harris J. Ashton         20,318       353,221           48
S. Joseph Fortunato      18,994       352,380           49
Edith E. Holiday         25,650       254,670           28
Frank W.T. LaHaye        17,023       154,197           28
Gordon S. Macklin        20,318       353,221           48

 1. For the fiscal year ended April 30, 2002.
 2. For the calendar year ended December 31, 2001.

 Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

 Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

 The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

 INDEPENDENT BOARD MEMBERS
--------------------------

                                                     AGGREGATE DOLLAR
                                                     RANGE OF EQUITY
                                                     SECURITIES IN ALL
                                                     FUNDS OVERSEEN BY
                                                     THE BOARD MEMBER
                                                     IN THE FRANKLIN
  NAME OF              DOLLAR RANGE OF EQUITY        TEMPLETON FUND
  BOARD MEMBER         SECURITIES IN EACH FUND         COMPLEX
  ---------------------------------------------------------------------
  Frank H. Abbott      Aggressive Growth Fund
                       $10,000-$50,000

                       Small Mid-Cap                  Over $100,000
                       Growth Fund
                       $10,000-$50,000


  Harris J. Ashton     None                           Over $100,000

  S. Joseph Fortunato  Aggressive Growth Fund
                       $1-$10,000

                       California Growth Fund
                       $1-$10,000

                       Large Cap Growth Fund          Over $100,000
                       $1-$10,000

                       Small Mid-Cap Growth Fund
                       $1- $10,000


  Edith E. Holiday    Aggressive Growth Fund
                      $10,000-$50,000

                      California  Growth Fund
                      $10,000-$50,000

                      Large Cap Growth Fund           Over $100,000
                      $10,000-$50,000

                      Small Mid-Cap Growth Fund
                      $1- $10,000


  Frank W.T. LaHaye   California Growth Fund
                      $10,000-$50,000

                      Small Mid-Cap                  Over $100,000
                      Growth Fund
                      $10,000-$50,000

  Gordon S. Macklin   None                          Over $100,000


INTERESTED BOARD MEMBERS

                                                        AGGREGATE
                                                      DOLLAR RANGE OF
                                                      EQUITY SECURITIES
                                                        IN ALL FUNDS
                                                      OVERSEEN BY THE
                                                        BOARD MEMBER
                          DOLLAR RANGE OF              IN THE FRANKLIN
  NAME OF                 EQUITY SECURITIES OF            TEMPLETON
  BOARD MEMBER            IN EACH FUND                  FUND COMPLEX
  ---------------------------------------------------------------------
   Harmon E. Burns        California Growth Fund
                          Over $100,000

                          Small Mid-Cap                Over $100,000
                          Growth Fund
                          Over $100,000

  Charles B. Johnson      Small Mid-Cap                Over $100,000
                          Growth Fund
                          $10,000-$50,000


  Rupert H. Johnson, Jr.  California Growth Fund
                          Over $100,000

                          Small Mid-Cap                Over $100,000
                          Growth Fund
                          $10,000-$50,000


 BOARD COMMITTEES
-------------------------------------------------------------------------------
 The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to each Fund's financial reports and internal accounting. The Audit Committees is comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III and Frank W.T. LaHaye. The Nominating Committees is comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III, Harris J. Ashton, S. Joseph Fortunato,
 Edith E. Holiday, Frank W.T. LaHaye and Gordon S. Macklin.

 The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

 P.O. Box 997151
 Sacramento, CA 95899-9983

 During the fiscal year ending April 30, 2002, the Audit Committee met three times and the Nominating Committee met once.

IV. The following is added to the section "Management and Other Services - Manager and services provided" on page 20:

 During the past fiscal year, the board considered and approved the renewal of each Fund's management agreement with its manager. In connection with this annual review, the board, with the advice and assistance of independent counsel, received and considered information and reports relating to the nature, quality and scope of the services provided to the Fund by its manager and its affiliates. The board considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, and shareholder services and the total expense ratio of each Series of the Trust relative to its peer group of mutual funds.

 In addition, the board considered, among other factors:

 o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Series of the Trust;

 o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided to each Series of the Trust;

 o  the investment performance of each Series of the Trust;

 o information on the investment performance, advisory fees, administration fees and expense ratios of other registered investment companies within Franklin Templeton Investments;

 o information on the investment performance, advisory fees, administration fees and expense ratios of other investment companies not advised by the manager but believed to be generally comparable in their investment objectives and size to each Series of the Trust; and

 o the continuing need of the manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry.

 The board also considered various improvements and upgrades in shareholder services made during the year, financial information about the manager's costs, an analysis of historical profitability of each Series of the Trust, and the importance of supporting quality, long-term service by the manager to help achieve solid investment performance.

 Based on all the factors described above and such other considerations and information as it deemed relevant to its decision, the board determined that renewal of the management agreement was in the best interests of each Series of the Trust and its shareholders and on that basis approved their renewal.

V. The second, third, fourth and fifth paragraphs under the section "Organization, Voting Rights and Principal Holders" starting on page 26 are replaced with the following:

 The Aggressive Growth Fund, Large Cap Growth Fund, Small Mid-Cap Growth Fund and Small Cap Growth Fund II currently offer five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Aggressive Growth Fund, Large Cap Growth Fund, Small Mid-Cap Growth Fund and Small Cap Growth Fund II began offering Class R shares on January 1, 2002. Each Fund may offer additional classes of shares in the future. The full title of each class is:

 o Franklin Aggressive Growth Fund - Class A
 o Franklin Aggressive Growth Fund - Class B
 o Franklin Aggressive Growth Fund - Class C
 o Franklin Aggressive Growth Fund - Class R
 o Franklin Aggressive Growth Fund - Advisor Class

 o Franklin Small Mid-Cap Growth Fund - Class A
 o Franklin Small Mid-Cap Growth Fund - Class B
 o Franklin Small Mid-Cap Growth Fund - Class C
 o Franklin Small Mid-Cap Growth Fund - Class R
 o Franklin Small Mid-Cap Growth Fund - Advisor Class

 o Franklin Large Cap Growth Fund - Class A
 o Franklin Large Cap Growth Fund - Class B
 o Franklin Large Cap Growth Fund - Class C
 o Franklin Large Cap Growth Fund - Class R
 o Franklin Large Cap Growth Fund - Advisor Class

 o Franklin Small Cap Growth Fund II - Class A
 o Franklin Small Cap Growth Fund II - Class B
 o Franklin Small Cap Growth Fund II - Class C
 o Franklin Small Cap Growth Fund II - Class R
 o Franklin Small Cap Growth Fund II - Advisor Class

 The California Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Fund began offering Class R shares on January 1, 2002. The Fund may offer additional classes of shares in the future. The full title of each class is:

 o Franklin California Growth Fund - Class A
 o Franklin California Growth Fund - Class B
 o Franklin California Growth Fund - Class C
 o Franklin California Growth Fund - Class R

 Before September 1, 2001, the Franklin Small-Mid Cap Growth Fund was named the Franklin Small Cap Growth Fund I. On that date, the Fund's investment objective and various investment policies were changed. Consistent with these changes, the Fund's name was changed to the Franklin Small-Mid Cap Growth Fund.

VI. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 25:

 As of April 1, 2002, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address                            Share Class     Percentage (%)
----------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
Franklin Templeton Bank & Trust/1 TTEE        Advisor         59.75
For Defined Benefit Services
Franklin Templeton 401K/2
P.O. Box 2438
Rancho Cordova, CA  95741-2138

Logix Corp 401K Profit Sharing Plan              R            33.50
22289 Exploration Dr., Ste. 303
Lexington Park, MD 20653-2064

First Clearing Corporation                       R            31.71
MidAmerica Neurospine LLC
Retirement Plan
4320 Wornall Road, Ste. 714
Kansas City, MO 64111-3248

Franklin Advisers, Inc./3                        R            18.83
One Franklin Parkway
San Mateo, CA 94403-21906

Franklin Templeton Bank & Trust/1                R             5.15
Cust for the Rollover IRA of
Larry C. Bishop
1459 Wiley Street
Fairborn, OH 45324-3245

Gregory J. Salisbury Trust                       R             5.10
GJS Financial Inc. 401K Plan
6147 28th Street SE, Ste. 12
Grand Raids, MI 49546

CALIFORNIA GROWTH FUND
CONREF and Co.                                   R            65.38
FBO Minneapolis RAD Assoc. MMP PLN
Charles Maile
c/o US Bank
PO Box 1787
Milwaukee, WI 53201-1787

Franklin Templeton Bank & Trust/1                R            16.93
Cust for the Rollover IRA of
Allen Richard Buchanan
104 Havenridge Circle
Fairfield Glade, TN 38558-6416

Logix Corp 401K Profit Sharing Plan              R             5.82
22289 Exploration Dr., Ste. 303
Lexington Park, MD 20653-2064

Franklin Advisers, Inc./3                        R             5.47
One Franklin Parkway
San Mateo, CA 94403-21906

LARGE CAP GROWTH FUND
Franklin Templeton Bank & Trust/1             Advisor         11.32
TTEE For Defined Benefit Services
Franklin Templeton 401K/2
P.O. Box 2438
Rancho Cordova, CA  95741-2138

CONREF and Co.                                   R            73.33
FBO Minneapolis RAD Asso. MMP PLN
Charles Maile
C/O US Bank
PO Box 1787
Milwaukee, WI 53201-1787

Franklin Templeton Bank & Trust/1                R            13.66
Cust for the Rollover IRA of
Richard D. Larson
1459 Wiley Street
Fairborn, OH 45324-3245

Franklin Advisers, Inc./3                        R             7.19
One Franklin Parkway
San Mateo, CA 94403-21906

SMALL-MID CAP GROWTH FUND
Fidelity Investments Institutional Op. Co.       A            11.65
As Agent for All-Phase
Electric Supply Company
100 Magellan Way KWIC
Covington, KY  41015-1927

First Union National Bank                     Advisor         16.41
FBO Various Retirement Plans
1525 West WT Harris Blvd.
Charlotte, NC  28288-0001

Sheldon & Co.                                 Advisor          5.88
c/o National City Bank
Attn. Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Prudential Securities Inc.                    Advisor          5.73
FBO Prudential Retirement Services
Octanner Company
P.O. Box 5310
Scranton, PA  18505-5310

Whitelaw and Co-Plan Works SIP                Advisor          5.47
P.O. Box 94984
Cleveland, OH  44101-4984

Franklin Templeton Bank & Trust/1                R            40.99
Cust for the Rollover IRA of
Raymond J. Giammichele
4 Keller Dr.
Horsehead, NY 14845

CONREF and Co                                    R            16.19
FBO Minneapolis RAD Assoc. PS Plan
Charles Maile
c/o US Bank
PO Box 1787
Milwaukee, WI 53201-1787

The Black Jack Fire Protection District-         R             13.05
Retirement Plan for the Employees
12490 Old Halls Ferry Road
Black Jack, MO 63033-4202

Franklin Templeton Bank & Trust/1                R              6.37
Cust for the Rollover IRA of
Jessica M. Reilly
5 Magnolia PL
Bronx, NY 10456-3816

Franklin Templeton Bank & Trust/1               R               5.34
Cust for the Rollover IRA of
Charlotte L. Yoder
2575 Hwy. 1 SW
Iowa City, IA 52240

SMALL CAP GROWTH FUND II
The Northern Trust Co. Trustee                  A              12.90
FBO Goodyear Tire & Rubber Co.
P.O. Box 92956
Chicago, IL  60675-2958

Franklin Templeton Fund Allocator            Advisor           9.57
Moderate Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Templeton Fund Allocator            Advisor          12.78
Growth Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

Northwest Savings Bank                       Advisor           5.22
Attn. Trust Dept.
Liberty St. Second Avenue
Warren, PA  16565

Key Trust Company NA-Prism                  Advisor            7.31
Applied Industrial Technologies
Retirement Savings Plan
4900 Tiedeman Rd.
Brooklyn, OH  44144-2330

CONREF and Co                                  R              30.92
FBO Minneapolis RAD Assoc. PS Plan
Charles Maile
c/o US Bank
PO Box 1787
Milwaukee, WI 53201-1787

Dan P. Degroot & Darlene R. Degroot            R              23.94
and Mark A. Degroot
Trust Degroot Inc. MMP PLN
4201 Champion Road
Green Bay, WI 54311-9794

Coventry Health Care                           R              15.38
665 Locust Street
Des Moines, IA 50304-0897

Franklin Templeton Bank & Trust/1              R              11.61
Cust for the Rollover IRA of
Regis C. Fitzgerald
251 Marvilla Circle
Pacifica, CA 94044-3332


1. Franklin Templeton Bank & Trust (FTB&T) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources).

2. Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Funds. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Funds owned by the Franklin Templeton Profit Sharing 401(k) Plan.

3. Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Advisers' shares of the Fund.

 As of April 1, 2002, the officers and board members, as a group, owned of record and beneficially 2.97% of Aggressive Growth Fund - Advisor Class and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 27 is replaced with the following:

 The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

VIII. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 30 are replaced with the following:

 RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

 Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

 The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

 A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

 Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
 Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

IX. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

 Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

X. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is deleted.

XI. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

 Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

XII. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 31 is replaced with the following:

 If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XIII. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 31:

 o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XIV. The following is added under the section "Buying and Selling Shares," beginning on page 27:

 CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XV. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 35 are replaced with the following:

 THE CLASS B, C AND R PLANS. For Class B and C shares, a Fund pays Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

 The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XVI. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 35 is replaced with "The Class A, B, C and R plans."

XVII. The first paragraph and the subheadings "Average annual total return" and "Cumulative total return" under the "Performance" section on page 36 are replaced with the following:

 Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of shares quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

 Effective January 1, 2002, the Funds began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

 AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

 When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns before taxes for the indicated periods ended October 31, 2001, were:

                                                                SINCE
                           INCEPTION    1 YEAR    5 YEARS      INCEPTION
                              DATE        (%)       (%)           (%)
--------------------------------------------------------------------------
CLASS A
Aggressive Growth Fund      06/23/99    -55.62      --           5.14
California Growth Fund      10/30/91    -46.31     10.19        15.68
Large Cap Growth Fund       06/07/99    -47.64      --          -7.51
Small Cap Growth Fund II    05/01/00    -30.67      --         -13.12
Small Mid-Cap Growth Fund   02/14/92    -44.49     7.35         14.04

                                                                SINCE
                                       INCEPTION   1 YEAR     INCEPTION
                                         DATE       (%)          (%)
-----------------------------------------------------------------------
CLASS B
Aggressive Growth Fund                 06/23/99   -55.08        6.10
California Growth Fund                 01/01/99   -45.59        6.39
Large Cap Growth Fund                  06/07/99   -47.01       -7.03
Small Cap Growth Fund II               05/01/00   -29.81      -12.60

                                                                SINCE
                           INCEPTION    1 YEAR     5 YEARS    INCEPTION
                             DATE        (%)         (%)         (%)
-----------------------------------------------------------------------
CLASS C
Aggressive Growth Fund     06/23/99     -54.13       --         6.73
California Growth Fund     09/03/96     -44.58     10.45       11.67
Large Cap Growth Fund      06/07/99     -45.86      --         -6.20
Small Cap Growth Fund II   05/01/00     -28.34      --        -11.31
Small Mid-Cap Growth Fund  10/02/95     -42.71      7.61        9.54

 The following SEC formula was used to calculate these figures:

                                        n
                                  P(1+T)  = ERV

 where:

 P = a hypothetical initial payment of $1,000
 T = average annual total return
 n = number of years
 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

 AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

 Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

 The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended October 31, 2001, were:
                                                                SINCE
                         INCEPTION    1 YEAR    5 YEARS        INCEPTION
                         DATE          (%)        (%)            (%)
----------------------------------------------------------------------
CLASS A
Aggressive Growth Fund   06/23/99    -55.62       --             4.72
California Growth Fund   10/30/91    -47.13      9.03           13.80
Large Cap Growth Fund    06/07/99    -47.69       --            -7.56
Small Cap Growth Fund II 05/01/00    -30.67       --           -13.12
Small Mid-Cap            02/14/92    -44.72      6.46           12.63
 Growth Fund
                                                                SINCE
                                    INCEPTION   1 YEAR        INCEPTION
                                      DATE       (%)            (%)
----------------------------------------------------------------------
CLASS B
Aggressive Growth Fund              06/23/99   -55.09           5.69
California Growth Fund              01/01/99   -46.46           5.76
Large Cap Growth Fund               06/07/99   -47.05          -7.06
Small Cap Growth Fund II            05/01/00   -29.81         -12.60

                                                               SINCE
                          INCEPTION   1 YEAR    5 YEARS       INCEPTION
                             DATE      (%)       (%)             (%)
----------------------------------------------------------------------
CLASS C
Aggressive Growth Fund    06/23/99    -54.14     --             6.33
California Growth Fund    09/03/96    -45.35     9.44          10.68
Large Cap Growth Fund     06/07/99    -45.89     --            -6.22
Small Cap Growth Fund II  05/01/00    -28.34     --           -11.31
Small Mid-Cap             10/02/95    -42.81     6.89           8.56
 Growth Fund

 The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T) = ATV/D


 where:

 P = a hypothetical initial payment of $1,000
 T = average annual total return (after taxes on distributions) n = number of years
 ATV/D = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

 AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

 Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

 The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

 The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended October 31, 2001, were:

                                                                 SINCE
                          INCEPTION    1 YEAR    5 YEARS       INCEPTION
                             DATE       (%)        (%)            (%)
-------------------------------------------------------------------------
CLASS A
Aggressive Growth Fund     06/23/99    -33.87      --             4.03
California Growth Fund     10/30/91    -27.35      7.96          12.51
Large Cap Growth Fund      06/07/99    -29.00     -5.95            --
Small Cap Growth Fund II   05/01/00    -18.68      --           -10.42
Small Mid-Cap              02/14/92    -26.99      5.60          11.27
 Growth Fund

                                                                  SINCE
                                    INCEPTION     1 YEAR        INCEPTION
                                       DATE        (%)             (%)
---------------------------------------------------------------------------
CLASS B
Aggressive Growth Fund               06/23/99    -33.54           4.82
California Growth Fund               01/01/99    -26.84           5.18
Large Cap Growth Fund                06/07/99    -28.62          -5.57
Small Cap Growth Fund II             05/01/00    -18.16         -10.01

                                                                SINCE
                          INCEPTION    1 YEAR     5 YEARS     INCEPTION
                            DATE        (%)        (%)          (%)
-------------------------------------------------------------------------
CLASS C
Aggressive Growth Fund    06/23/99    -32.96       --           5.33
California Growth Fund    09/03/96    -26.26      8.28          9.34
Large Cap Growth Fund     06/07/99    -27.92       --          -4.92
Small Cap Growth Fund II  05/01/00    -17.26       --          -8.99
Small Mid-Cap             10/02/95    -25.93      5.91          7.40
 Growth Fund

 The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T)  = ATV/DR

 where:

 P = a hypothetical initial payment of $1,000
 T = average annual total return (after taxes on distributions and redemptions) n = number of years
 ATV/DR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

 CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended October 31, 2001, were:

                                                                        SINCE
                              INCEPTION    1 YEAR       5 YEARS       INCEPTION
                                DATE         (%)          (%)           (%)
-------------------------------------------------------------------------------
CLASS A
Aggressive Growth Fund        06/23/99     -55.62         --           12.53
California Growth Fund        10/30/91     -46.31       62.42         329.13
Large Cap Growth Fund         06/07/99     -47.64         --          -17.09
Small Cap Growth Fund II      05/01/00     -30.67         --          -19.04
Small Mid-Cap                 02/14/92     -44.49       42.60         258.30
 Growth Fund

                                                                       SINCE
                                         INCEPTION     1 YEAR        INCEPTION
                                           DATE         (%)            (%)
------------------------------------------------------------------------------
CLASS B
Aggressive Growth Fund                   06/23/99      -55.08         14.98
California Growth Fund                   01/01/99      -45.59         19.19
Large Cap Growth Fund                    06/07/99      -47.01        -16.05
Small Cap Growth Fund II                 05/01/00      -29.81        -18.03

                                                                       SINCE
                              INCEPTION    1 YEAR       5 YEARS     INCEPTION
                                DATE        (%)           (%)          (%)
-----------------------------------------------------------------------------
CLASS C
Aggressive Growth Fund        06/23/99     -54.13         --         16.59
California Growth Fund        09/03/96     -44.58       64.37        76.71
Large Cap Growth Fund         06/07/99     -45.86         --        -14.24
Small Cap Growth Fund II      05/01/00     -28.34         --        -16.49
Small Mid-Cap                 10/02/95     -42.71       44.32        74.11
 Growth Fund

                Please keep this supplement for future reference.